DELAWARE GROUP EQUITY FUNDS III

Delaware Health Care Fund
Delaware Small Cap Growth Fund

Supplement to the Statement of Additional Information
dated July 2, 2001

The following replaces the information regarding service providers included on the cover of the Funds' Statement of Additional Information:

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
One Commerce Square
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
One Commerce Square
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
Mellon Bank, N.A.
One Mellon Center
Pittsburgh, PA 15258

The following replaces the information in the last paragrah in the section of the Funds' Statement of Additional Information entitled "General Information":

      Mellon Bank, N.A. ("Mellon"), One Mellon Center, Pittsburgh, PA 15258, is custodian of each Fund's securities and cash. As custodian for a Fund, Mellon maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

This Supplement is dated December 12, 2001.